Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005506 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005506 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005506 | Top10HoldingSandiskBNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005506 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005506 | Top10HoldingLam ResearchBNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005506 | Top10HoldingMarvell TechnologyBNY-573874104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005506 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005506 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005506 | Top10HoldingApplied MaterialsBNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005506 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005506 | Processors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005506 | Memory
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005506 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005506 | Electronic Equipment and Components
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005506 | Enterprise Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005506 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005506 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005506 | Security Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005506 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005506 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000005507 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005507 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005507 | Top10HoldingSandiskBNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005507 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005507 | Top10HoldingLam ResearchBNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005507 | Top10HoldingMarvell TechnologyBNY-573874104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005507 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005507 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005507 | Top10HoldingApplied MaterialsBNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005507 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005507 | Processors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005507 | Memory
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005507 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005507 | Electronic Equipment and Components
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005507 | Enterprise Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005507 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005507 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005507 | Security Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005507 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005507 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000169947 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169947 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169947 | Top10HoldingSandiskBNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169947 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169947 | Top10HoldingLam ResearchBNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169947 | Top10HoldingMarvell TechnologyBNY-573874104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169947 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169947 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169947 | Top10HoldingApplied MaterialsBNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169947 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169947 | Processors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000169947 | Memory
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000169947 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000169947 | Electronic Equipment and Components
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169947 | Enterprise Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169947 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169947 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169947 | Security Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169947 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169947 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	17.70%